Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
(13)	INVENTORIES

	June 30, 2015	December 31, 2014
Finished products	$312.3	$323.7
Semi-finished products	91.9	81.3
Raw materials and supplies	150.8	133.3

Total	$555.0	$538.3

Stores and supplies inventories of $23.7 million and $20.9 million at June 30, 2015 and December 31, 2014, respectively, were valued under the weighted average cost method.

(17)	INVENTORIES

	Successor
	Year Ended December 31,
	2014	2013
Finished products	$323.7	$329.3
Semi-finished products	81.3	90.2
Raw materials and supplies	133.3	130.7

Total	$538.3	$550.2

Stores and supplies inventories of $20.9 million and $21.2 million at December 31, 2014 and December 31, 2013 were valued under the weighted average cost method.